NOTES TO CASH FLOWS - Parent	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
NOTES TO CASH FLOWS	33. NOTES TO CASH FLOWS
Changes in liabilities and equity arising from financing activities
The table below shows the changes in liabilities arising from financing activities. The changes in equity arising from financing activities are set out in the
Consolidated Statement of Changes in Equity.

						Group
	Balance sheet line item
	Debt securities in issue	Subordinated liabilities	Other equity instruments	Lease liabilities	Dividends paid	Total
2024	£m	£m	£m	£m	£m	£m
At 1 January	35,778	2,386	2,196	114	—	40,474
Proceeds from issue of debt securities	8,366	—	—	—	—	8,366
Repayment of debt securities	(6,531)	—	—	—	—	(6,531)
Issue of other equity instruments	—	—	400	—	—	400
Repurchase of other equity instruments	—	—	(500)	—	—	(500)
Principal elements of lease payments	—	—	—	(33)	—	(33)
Dividends paid	—	—	—	—	(1,434)	(1,434)
Liability-related other changes	279	1	—	10	—	290
Non-cash changes:
– Unrealised foreign exchange	(369)	12	—	—	—	(357)
– Other changes	46	(14)	4	—	—	36
At 31 December	37,569	2,385	2,100	91	(1,434)	40,711

2023
At 1 January	36,420	2,332	2,196	129	—	41,077
Proceeds from issue of debt securities	5,347	—	—	—	—	5,347
Repayment of debt securities	(5,438)	—	—	—	—	(5,438)
Proceeds from issue of subordinated liabilities	—	1,050	—	—	—	1,050
Repayment of subordinated liabilities	—	(971)	—	—	—	(971)
Principal elements of lease payments	—	—	—	(48)	—	(48)
Dividends paid	—	—	—	—	(1,671)	(1,671)
Liability-related other changes	(159)	25	—	33	—	(101)
Non-cash changes:
– Unrealised foreign exchange	(750)	(54)	—	—	—	(804)
– Other changes	358	4	—	—	1,671	2,033
At 31 December	35,778	2,386	2,196	114	—	40,474

2022
At 1 January	31,580	2,228	2,191	134	—	36,133
Proceeds from issue of debt securities	8,667	—	—	—	—	8,667
Repayment of debt securities	(4,482)	—	—	—	—	(4,482)
Repayment of subordinated liabilities	—	(40)	—	—	—	(40)
Issue of other equity instruments	—	—	750	—	—	750
Repurchase of other equity instruments	—	—	(750)	—	—	(750)
Principal elements of lease payments	—	—	—	(26)	—	(26)
Dividends paid	—	—	—	—	(1,173)	(1,173)
Liability-related other changes	(1,282)	2	5	21	—	(1,254)
Non-cash changes:
– Unrealised foreign exchange	1,893	190	—	—	—	2,083
– Other changes	44	(47)	—	—	1,173	1,169
At 31 December	36,420	2,332	2,196	129	—	41,077
Footnotes to the consolidated cash flow statement
Net cash flows from operating activities includes interest received of £12,652m (2023: £11,627m, 2022: £6,618m), interest paid of £8,292m (2023: £6,496m, 2022:
£2,107m) and dividends received of £nil (2023: £nil, 2022: £nil).
Total cash outflow for leases was £36m (2023: £50m, 2022: £28m).
Other matters
In 2022, the non-controlling interests were redeemed.

Santander UK Group Holdings plc
Disclosure of reconciliation of liabilities arising from financing activities [line items]
NOTES TO CASH FLOWS	42.11. NOTES TO CASH FLOWS
Changes in liabilities and equity arising from financing activities
In addition to the changes in equity arising from financing activities, as set out in the Company Statement of Changes in Equity, the table below shows the changes in liabilities arising from financing activities.

	2024						2023
	Balance sheet line item						Balance sheet line item
	Debt securitie s in issue	Other liabilities at FVTPL(1)	Subordinate d liabilities	Other equity instruments	Dividend s paid	Total	Debt securitie s in issue	Other liabilities at FVTPL(1)	Subordinated liabilities	Other equity instruments	Dividends paid	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	1,911	9,591	1,633	2,196	—	15,331	4,898	7,888	942	2,196	—	15,924
Proceeds from issue of debt securities	—	768	—	—	—	768	—	1,528	—	—	—	1,528
Repayment of debt securities	—	(1,741)	—	—	—	(1,741)	(2,870)	—	—	—	—	(2,870)
Proceeds from issue of subordinated liabilities	—	—	—	—	—	—	—	—	1,050	—	—	1,050
Repayment of subordinated liabilities	—	—	—	—	—	—	—	—	(360)	—	—	(360)
Issue of other equity instruments	—	—	—	400	—	400	—	—	—	—	—	—
Repurchase of other equity instruments	—	—	—	(500)	—	(500)	—	—	—	—	—	—
Dividends paid	—	—	—	—	(1,434)	(1,434)	—	—	—	—	(1,671)	(1,671)
Liability-related other changes	3	114	2	—	—	119	(23)	558	30	—	—	565
Non-cash changes:
– Unrealised foreign	4	46	9	—	—	59	(99)	(383)	(32)	—	—	(514)
– Other changes	(2)	14	—	4	—	16	5	—	3	—	1,671	1,679
At 31 December	1,916	8,792	1,644	2,100	(1,434)	13,018	1,911	9,591	1,633	2,196	—	15,331
(1)Liability-related other changes for Other liabilities at FVTPL are not part of the changes in liability arising from financing activities.
Footnotes to the cash flow statement
Net cash flows from operating activities includes interest received of £175m (2023: £197m), interest paid of £169m (2023: £130m) and dividends received of
£1,446m (2023: £1,685m).